April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Municipal Income Trust II (BLE)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 3.5%
Black Belt Energy Gas District, RB, 4.00%, 10/01/52(a)	$2,925	$ 2,919,962
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	4,580	4,604,736
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	2,170	2,209,595
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 4.00%, 11/01/51	5,290	5,259,456
Series A, 5.00%, 01/01/56	1,720	1,761,993
Series A-1, 5.50%, 01/01/53	1,960	2,076,988
		18,832,730
Arizona — 2.8%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	225	198,784
Series A, 5.00%, 07/01/49	210	183,074
Series A, 5.00%, 07/01/54	165	139,511
Arizona Industrial Development Authority, Refunding RB, Series A, 5.38%, 07/01/50(b)	1,185	1,163,480
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	1,740	1,842,979
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	100	90,111
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	1,825	1,703,844
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/49(b)	350	318,091
Maricopa County Industrial Development Authority, RB, 6.38%, 07/01/58(b)	620	593,837
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	820	771,822
Salt Verde Financial Corp., RB
5.00%, 12/01/32	5,635	5,908,735
5.00%, 12/01/37	2,000	2,078,149
		14,992,417
Arkansas — 0.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	1,920	1,691,985
AMT, 4.75%, 09/01/49(b)	1,175	1,071,987
AMT, Sustainability Bonds, 5.70%, 05/01/53	975	981,025
		3,744,997
California — 4.5%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36	335	334,631
California Educational Facilities Authority, RB, Series U-7, 5.00%, 06/01/46	2,315	2,510,171
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	855	832,905
California Health Facilities Financing Authority, Refunding RB, Sustainability Bonds, 5.00%, 08/01/55	1,500	1,505,891
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	2,555	2,457,382
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	780	660,773
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	2,130	2,089,410
California School Finance Authority, Refunding RB, Series A, 5.00%, 07/01/51(b)	1,700	1,683,278
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 5.00%, 05/15/46	1,265	1,277,002
Security	Par (000)	Value
California (continued)
City of Los Angeles Department of Airports, Refunding ARB (continued)
Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	$2,320	$ 2,425,357
Indio Finance Authority, Refunding RB, Series A, (BAM), 4.50%, 11/01/52	2,405	2,314,337
Riverside County Transportation Commission, Refunding RB, Class B1, Senior Lien, 4.00%, 06/01/46	2,255	1,999,751
San Marcos Unified School District, GO, CAB(c)
Series B, Election 2010, 0.00%, 08/01/33	3,000	2,212,545
Series B, Election 2010, 0.00%, 08/01/43	2,500	1,059,329
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	830	831,695
		24,194,457
Colorado — 1.1%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	250	222,816
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/53	1,290	1,140,302
Series D, AMT, 5.75%, 11/15/45	1,315	1,400,625
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	595	623,036
5.50%, 11/01/47	370	384,555
5.25%, 11/01/52	920	944,923
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,325	1,284,686
		6,000,943
District of Columbia — 4.1%
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	890	937,987
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	9,630	9,808,286
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	1,700	1,783,465
District of Columbia, Refunding RB, 5.00%, 10/01/48	2,525	2,397,312
District of Columbia, TA, 5.13%, 06/01/41	540	540,546
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	5,985	5,155,666
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	1,285	1,168,039
		21,791,301
Florida — 6.9%
Brevard County Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,460	2,493,237
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/45	190	157,290
Series A, 5.50%, 06/01/57	100	82,881
Celebration Pointe Community Development District No. 1, SAB
5.00%, 05/01/32	160	158,400
5.00%, 05/01/48	530	524,700
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	2,920	3,150,254
City of Tampa Florida, RB, CAB, Series A, 0.00%, 09/01/45(c)	6,275	2,316,978
County of Lee Florida Airport Revenue, ARB, Series B, AMT, 5.00%, 10/01/46	2,230	2,229,174
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	6,370	6,454,282

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	$8,525	$ 8,684,148
(AGM), 5.75%, 09/01/54	955	1,013,896
Florida Development Finance Corp., RB
6.50%, 06/30/57(b)(d)(e)	427	113,221
Series A, 5.00%, 06/15/56	115	104,842
AMT, 5.00%, 05/01/29(b)	180	181,816
Florida State Board of Governors, RB, Series A, (BAM), 4.25%, 10/01/48	7,000	6,494,307
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.25%, 11/15/49	465	487,668
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	180	180,179
5.38%, 05/01/47	185	180,746
6.30%, 05/01/54	475	491,908
Osceola Chain Lakes Community Development District, SAB
4.00%, 05/01/40	270	233,782
4.00%, 05/01/50	260	202,700
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(d)(e)	1,670	956,271
		36,892,680
Georgia — 2.7%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	435	293,625
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/38	325	341,593
Series A, 5.00%, 05/15/49	6,195	6,230,695
Series B, 5.00%, 12/01/52(a)	5,000	5,152,642
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	1,870	1,883,439
Municipal Electric Authority of Georgia, Refunding RB, Series A, 4.00%, 01/01/51	520	434,008
		14,336,002
Hawaii — 0.2%
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	250	250,170
AMT, 5.25%, 08/01/26	810	811,500
		1,061,670
Idaho — 0.9%
Idaho Housing & Finance Association, RB
(GTD), 5.50%, 05/01/52	1,250	1,285,916
Series A, 5.25%, 08/15/48	3,460	3,652,186
		4,938,102
Illinois — 8.2%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/40	535	521,316
Series C, 5.25%, 12/01/35	2,790	2,790,257
Series D, 5.00%, 12/01/46	3,605	3,411,096
Series H, 5.00%, 12/01/36	495	467,241
Chicago Board of Education, Refunding GO
Series D, 5.00%, 12/01/27	1,600	1,620,171
Series D, 5.00%, 12/01/31	150	150,585
Series G, 5.00%, 12/01/34	710	709,918
Chicago O’Hare International Airport, ARB, Class A, AMT, Senior Lien, 5.50%, 01/01/55	2,565	2,621,404
Chicago Transit Authority Sales Tax Receipts Fund, RB, 2nd Lien, 5.00%, 12/01/46	1,385	1,387,031
Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/48	$2,665	$ 2,760,890
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/48	5,125	5,313,392
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27(f)	45	45,639
4.00%, 02/15/41	1,360	1,251,462
Series A, 4.00%, 07/15/47	3,920	3,492,669
Series C, 5.00%, 02/15/41	1,600	1,607,123
Illinois Housing Development Authority, RB, S/F Housing
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	3,060	3,272,692
Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 04/01/54	1,760	1,888,949
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	2,745	2,605,231
Series A, 5.50%, 06/15/53	280	280,283
Metropolitan Pier & Exposition Authority, RB, CAB(c)
(BAM-TCRS), 0.00%, 12/15/56	2,165	402,683
Series A, 0.00%, 12/15/56	3,020	533,823
Metropolitan Pier & Exposition Authority, Refunding RB
4.00%, 06/15/50	1,680	1,387,849
Series B, (AGM), 0.00%, 06/15/44(c)	8,680	3,384,936
State of Illinois, GO
Series B, 5.25%, 05/01/43	1,115	1,150,221
Series D, 5.00%, 11/01/28	505	520,320
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	180	185,923
		43,763,104
Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	400	376,472
Kentucky — 1.7%
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,115	1,094,129
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	6,085	6,031,508
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(g)	1,655	1,875,384
		9,001,021
Louisiana — 0.9%
City of Lafayette Louisiana Utilities Revenue, RB, (AGC), 5.00%, 11/01/49	770	786,360
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	2,705	2,689,986
Parish of East Baton Rouge Capital Improvements District, RB, 5.00%, 08/01/46	1,370	1,424,085
		4,900,431
Maryland — 0.3%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	135	134,035
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	1,550	1,555,194
		1,689,229
Massachusetts — 1.9%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	1,810	1,869,944
Series C, 5.00%, 10/01/52	1,875	1,922,195
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	$4,555	$ 4,325,320
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	645	601,620
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	1,220	1,224,467
		9,943,546
Michigan — 1.3%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,008
Michigan Finance Authority, RB, 4.00%, 02/15/50	5,250	4,629,075
Michigan State Building Authority, Refunding RB, Series I, 4.00%, 10/15/52	555	477,190
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,680	1,679,997
		6,791,270
Minnesota — 2.3%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	5,685	5,052,116
Series A, 5.25%, 02/15/53	615	616,646
Series A, 5.25%, 02/15/58	3,050	3,050,840
Minnesota Higher Education Facilities Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/47	1,495	1,513,627
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	1,815	1,903,554
		12,136,783
Mississippi — 0.2%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	1,190	1,207,964
Missouri — 1.3%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series C, 4.00%, 11/15/49	3,455	2,914,948
Kansas City Industrial Development Authority, ARB
AMT, (AGM), 5.00%, 03/01/49	1,710	1,696,261
AMT, (AGM), 5.00%, 03/01/55	1,725	1,710,776
St. Johns County Industrial Development Authority, Refunding RB, 5.00%, 09/01/37	500	494,929
		6,816,914
New Hampshire — 0.4%
New Hampshire Business Finance Authority, Series 2025-1, Class A1, 4.17%, 01/20/41(a)	829	787,499
New Hampshire Business Finance Authority, RB, M/F Housing, Class B, 5.75%, 04/28/42	1,050	1,058,201
		1,845,700
New Jersey — 10.5%
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(f)	1,375	1,464,798
5.00%, 06/15/43	2,335	2,366,176
Series EEE, 5.00%, 06/15/48	6,405	6,439,547
AMT, (AGM), 5.00%, 01/01/31	530	532,392
AMT, 5.38%, 01/01/43	1,500	1,500,489
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(f)	775	803,963
New Jersey Economic Development Authority, Refunding SAB
6.50%, 04/01/28	4,190	4,285,727
5.75%, 04/01/31	705	721,165
Security	Par (000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	$4,980	$ 4,458,272
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	1,810	1,520,703
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	665	491,323
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(f)	1,740	1,853,617
5.00%, 06/15/46	3,240	3,258,550
Series AA, 5.00%, 06/15/45	415	409,444
Series AA, 4.00%, 06/15/50	1,730	1,502,058
Series BB, 5.00%, 06/15/46	3,465	3,528,719
Series S, 5.25%, 06/15/43	1,145	1,172,021
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	7,330	7,111,207
New Jersey Turnpike Authority, RB, Series B, 5.25%, 01/01/49	5,385	5,715,425
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	275	273,273
Series A, 5.25%, 06/01/46	4,140	4,158,002
Sub-Series B, 5.00%, 06/01/46	2,760	2,642,447
		56,209,318
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	100	95,144
New York — 17.6%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	500	510,450
City of New York, GO
Series A-1, 4.00%, 09/01/46	1,550	1,409,972
Series B, 5.25%, 10/01/39	1,030	1,113,217
Series B, 5.25%, 10/01/40	790	851,460
Series -G-1, 5.25%, 02/01/53	445	469,206
Empire State Development Corp., RB, Series A, 4.00%, 03/15/49	2,940	2,634,784
Empire State Development Corp., Refunding RB, 4.00%, 03/15/45	6,575	6,073,482
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 5.00%, 11/15/25	100	100,884
Series C-1, Sustainability Bonds, 5.00%, 11/15/26	65	66,525
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	6,795	6,765,578
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	575	577,606
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	1,760	1,580,901
New York City Municipal Water Finance Authority, RB
Series AA-1, 5.25%, 06/15/52	1,080	1,130,831
Series BB, 5.25%, 06/15/55	1,075	1,142,075
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	7,250	6,872,085
Series DD, 4.13%, 06/15/47	3,165	2,969,099
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 4.00%, 08/01/48	2,240	2,037,192
Series B-1, Subordinate, 4.00%, 08/01/48	2,500	2,228,788
New York City Transitional Finance Authority, RB
Series E, 5.00%, 11/01/53	3,260	3,357,437
Series H-1, 5.00%, 11/01/50	3,055	3,145,804
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,100	3,099,940

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	$4,910	$ 4,879,491
Class 2, 5.38%, 11/15/40(b)	1,175	1,174,955
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	1,270	843,165
Series A, Sustainability Bonds, 3.00%, 11/15/51	1,040	714,291
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/44	1,200	1,121,904
Series A, 4.00%, 03/15/47	3,830	3,509,885
Series A, 5.00%, 03/15/55	1,700	1,742,362
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	1,050	1,087,985
AMT, 5.00%, 12/01/40	2,250	2,267,258
Series A, AMT, 5.00%, 07/01/46	1,600	1,578,936
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,910	1,936,684
AMT, 4.00%, 10/31/46	425	357,607
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	1,880	1,864,357
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	4,380	4,411,492
AMT, Sustainability Bonds, 5.50%, 06/30/60	2,525	2,545,781
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 4.00%, 11/01/47	380	327,761
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 4.00%, 07/15/41	1,150	1,046,574
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	6,855	6,171,150
Series A, 5.25%, 05/15/52	900	938,020
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 5.00%, 05/15/47	6,930	7,138,744
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	190	166,000
		93,961,718
North Carolina — 0.4%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	2,090	2,204,796
North Dakota — 0.9%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,035	1,043,446
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	3,985	3,921,633
		4,965,079
Ohio — 0.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	915	769,932
Series B-2, Class 2, 5.00%, 06/01/55	3,155	2,716,210
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	435	436,011
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	590	609,052
		4,531,205
Oklahoma — 0.6%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,640	1,642,010
Security	Par (000)	Value
Oklahoma (continued)
Oklahoma Water Resources Board, RB, (OK CERF), 4.00%, 04/01/48	$240	$ 218,915
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	1,435	1,444,632
		3,305,557
Oregon — 0.1%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	1,445	762,157
Pennsylvania — 6.0%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/48	535	555,412
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGC), 5.25%, 09/01/49	1,540	1,612,360
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 5.50%, 09/01/53	5,195	5,487,921
Montgomery County Higher Education and Health Authority, Refunding RB, 5.00%, 09/01/48	385	375,925
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	205	203,514
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	3,680	3,624,371
AMT, 5.75%, 06/30/48	1,405	1,444,988
AMT, 5.25%, 06/30/53	2,330	2,335,549
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	480	476,944
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	3,695	3,359,430
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series B-1, (AGC), 5.25%, 11/01/48	1,075	1,110,401
Series B-1, (AGC), 4.25%, 11/01/51	4,635	4,085,646
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series B, 4.00%, 12/01/53	2,915	2,484,474
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.25%, 06/01/47	2,500	2,523,182
Series A, Subordinate, 4.00%, 12/01/46	2,065	1,865,146
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	440	450,467
		31,995,730
Puerto Rico — 4.5%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,596	1,680,399
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	5,838	5,380,152
Series A-1, Restructured, 5.00%, 07/01/58	11,913	11,320,883
Series A-2, Restructured, 4.78%, 07/01/58	3,256	2,975,178
Series B-2, Restructured, 4.78%, 07/01/58	159	145,774
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	8,343	2,674,622
		24,177,008
South Carolina — 2.4%
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(b)	335	278,957
Series A, 5.50%, 11/01/46	2,640	2,839,948
Series A, 5.50%, 11/01/48	1,890	2,030,134
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Refunding RB
Series A, 5.00%, 05/01/43	$2,430	$ 2,453,833
Series A, 5.00%, 05/01/48	3,395	3,408,011
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/51	1,785	1,794,020
		12,804,903
Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational cilities Board, Refunding RB, 4.00%, 10/01/49	445	354,729
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.25%, 07/01/35	950	1,004,493
Series B, AMT, 5.50%, 07/01/36	795	853,638
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	3,130	3,279,163
		5,492,023
Texas — 12.4%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	965	926,916
7.88%, 11/01/62	815	825,886
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	1,980	1,986,409
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	425	397,117
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/37	720	724,294
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	595	595,218
City of Houston Texas, GOL, Series A, 5.25%, 03/01/49	3,085	3,238,749
City of Houston Texas, Refunding GOL, Series A, 5.25%, 03/01/42	470	502,064
City of Hutto Texas, GOL, (BAM), 4.13%, 08/01/49	1,065	963,519
Clifton Higher Education Finance Corp., Refunding RB, Series A, (PSF-GTD), 4.13%, 08/15/49	2,595	2,330,685
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 08/15/49	3,750	3,324,567
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	890	831,942
Cypress-Fairbanks Independent School District, GO, (PSF- GTD), 4.00%, 02/15/48	1,415	1,258,181
Harris County-Houston Sports Authority, Refunding RB, Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/38(c)	4,750	2,222,439
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	200	207,033
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(f)	10,540	5,904,833
New Caney Independent School District, GO, (PSF), 4.00%, 02/15/49	1,575	1,403,514
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	180	139,711
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(c)(f)	640	320,097
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	2,340	2,096,282
Permanent University Fund - Texas A&M University System, Refunding RB, Series A, 5.00%, 07/01/54	1,435	1,489,558
Permanent University Fund - University of Texas System, Refunding RB, Series A, 5.00%, 07/01/50	3,450	3,575,413
Port Authority of Houston of Harris County Texas, ARB
4.00%, 10/01/46	2,110	1,912,530
Security	Par (000)	Value
Texas (continued)
Port Authority of Houston of Harris County Texas, ARB (continued)
1st Lien, 5.00%, 10/01/48	$1,470	$ 1,518,593
Tarrant County Cultural Education Facilities Finance Corp., RB
5.00%, 11/15/51	1,280	1,305,368
Series A, 4.00%, 07/01/53	1,435	1,267,407
Series B, 5.00%, 07/01/48	4,955	4,965,148
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	95	82,354
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series C, (GNMA), 5.00%, 09/01/48	3,650	3,656,623
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	3,110	3,046,531
Texas State University System, Refunding RB, 4.00%, 03/15/49	4,690	4,180,601
Texas Transportation Commission State Highway 249 System, RB, CAB(c)
0.00%, 08/01/40	500	241,652
0.00%, 08/01/41	2,000	907,328
0.00%, 08/01/42	2,345	1,001,831
Texas Water Development Board, RB, 4.45%, 10/15/36	675	706,251
University of Houston, Refunding RB, Series A, 5.00%, 02/15/56	2,500	2,519,594
Waller Consolidated Independent School District, GO, Series A, (PSF), 4.00%, 02/15/48	1,710	1,543,228
Waxahachie Independent School District, GO, (PSF), 4.00%, 02/15/49	2,515	2,294,624
		66,414,090
Utah(b) — 0.1%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53	305	296,831
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39	100	94,384
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40	135	129,012
		520,227
Virginia — 1.5%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	416	430,647
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(g)	997	828,535
Henrico County Economic Development Authority, RB, 11/01/48(h)	1,485	1,488,579
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,010	893,147
Virginia Housing Development Authority, RB, M/F Housing
Series A, 4.60%, 09/01/49	2,330	2,240,988
Series G, 5.05%, 11/01/47	1,825	1,854,530
		7,736,426
Washington — 1.1%
State of Washington, GO, Series C, 5.00%, 02/01/47	3,455	3,562,011
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/43(b)	2,165	2,005,139
		5,567,150
West Virginia — 0.1%
City of Martinsburg West Virginia, RB, M/F Housing, Series A-1, 4.63%, 12/01/43	570	486,338

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin — 2.2%
Public Finance Authority, RB
Series A, 5.00%, 07/01/55(b)	$120	$ 100,957
Series A-1, 4.50%, 01/01/35(b)	195	188,686
AMT, Sustainability Bonds, 4.00%, 09/30/51	5,615	4,467,103
AMT, Sustainability Bonds, 4.00%, 03/31/56	1,835	1,423,334
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	120	109,481
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/51	3,280	2,830,322
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	720	727,731
Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 03/01/51	2,075	1,975,882
		11,823,496
Total Municipal Bonds — 108.3% (Cost: $586,452,162)		578,310,098
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama(a) — 3.8%
Black Belt Energy Gas District, RB
Series B, 5.25%, 12/01/53	12,500	13,228,364
Series C-1, 5.25%, 02/01/53	6,702	6,997,573
		20,225,937
California — 1.9%
California Community Choice Financing Authority, RB, Series E-1, Sustainability Bonds, 5.00%, 02/01/54(a)	10,000	10,445,316
Colorado — 1.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	7,685	8,011,487
District of Columbia — 2.7%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	2,361	2,277,803
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/54	11,620	11,972,615
		14,250,418
Florida — 5.7%
City of Melbourne Florida Water & Sewer Revenue, RB, 5.00%, 11/15/50	6,910	7,074,843
Greater Orlando Aviation Authority, RB, 5.25%, 10/01/49	8,660	8,888,220
Hillsborough County Aviation Authority, ARB
Class B, AMT, 5.50%, 10/01/54	6,920	7,172,869
Series B, AMT, 5.50%, 10/01/49	6,920	7,231,479
		30,367,411
Illinois — 0.9%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49	4,635	4,702,649
Michigan — 2.5%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	12,964	13,186,458
Security	Par (000)	Value
Missouri — 1.2%
Missouri Housing Development Commission, RB, Series E, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	$6,920	$ 6,657,493
Nebraska — 1.0%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	5,240	5,391,151
New York — 11.1%
New York City Housing Development Corp., RB, M/F Housing, Series E-1, Sustainability Bonds, 4.70%, 11/01/48(j)	5,540	5,367,381
New York City Transitional Finance Authority, RB, Series C, 5.25%, 05/01/48	9,510	10,053,009
New York State Dormitory Authority, RB, Series E, 5.00%, 03/15/46	8,820	8,967,178
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/47	10,370	10,789,149
Series A, 5.00%, 03/15/53	6,971	7,162,846
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	2,820	2,410,014
Port Authority of New York & New Jersey, Refunding ARB, Series 234, AMT, 5.25%, 08/01/47	8,838	9,016,727
Triborough Bridge & Tunnel Authority, Refunding RB, Series B-1, Sustainability Bonds, 5.25%, 05/15/54	5,336	5,598,501
		59,364,805
Oregon — 2.3%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	11,628	12,144,875
Pennsylvania — 6.4%
Pennsylvania Housing Finance Agency, RB, Series 147 A, Sustainability Bonds, 4.70%, 10/01/49	6,750	6,589,310
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	10,701	11,562,809
Series 145A, Sustainability Bonds, 4.75%, 10/01/49	8,620	8,613,317
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/47	7,107	7,470,087
		34,235,523
South Carolina — 1.0%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	4,842	5,115,053
Texas — 3.6%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.25%, 02/01/49	6,702	7,065,513
Lamar Consolidated Independent School District, GO, (AGM), 5.50%, 02/15/58	11,760	12,369,338
		19,434,851
Utah — 1.8%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.50%, 07/01/53	9,063	9,413,488
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington — 3.6%
Port of Seattle Washington, Refunding ARB
Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	$6,912	$ 7,010,254
Series C, AMT, 5.00%, 08/01/46	12,100	12,024,936
		19,035,190
Wisconsin — 1.0%
Wisconsin Housing & Economic Development Authority Housing Revenue, RB
Series A, 4.10%, 11/01/43	2,658	2,438,628
Series A, 4.45%, 05/01/57	3,322	3,048,285
		5,486,913
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 52.0% (Cost: $279,536,637)		277,469,018
Total Investments — 160.3% (Cost: $865,988,799)		855,779,116
Other Assets Less Liabilities — 3.1%		16,486,479
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.8)%		(164,292,836)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (32.6)%		(174,100,000)
Net Assets Applicable to Common Shares — 100.0%		$ 533,872,759

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on July 1, 2031 to October 1, 2042, is $38,517,021.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares(a)	$ 3,534,225	$ —	$ (3,534,225)(b)	$ 1,060	$ (1,060)	$ —	—	$ 65,113	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Income Trust II (BLE)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 578,310,098	$ —	$ 578,310,098
Municipal Bonds Transferred to Tender Option Bond Trusts	—	277,469,018	—	277,469,018
	$—	$855,779,116	$—	$855,779,116
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(163,256,385)	$—	$(163,256,385)
VMTP Shares at Liquidation Value	—	(174,100,000)	—	(174,100,000)
	$—	$(337,356,385)	$—	$(337,356,385)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
TA	Tax Allocation
Schedule of Investments